1933 Act File No. 333-13163
                                   1940 Act File No. 811-1704

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-14
                          REGISTRATION STATEMENT
                     UNDER THE SECURITIES ACT OF 1933

                   FEDERATED AMERICAN LEADERS FUND, INC.
            (Exact Name of Registrant as Specified in Charter)


                        Pre-Effective Amendment No.
                     ---
                      X Post-Effective Amendment No.  1


      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                     (Area Code and Telephone Number)

                        John W. McGonigle, Esquire,
                        Federated Investors Tower,
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time. A Rule 24f-2 notice of the Registrant for the year ended March 31, 1996 was filed on May 15, 1996.



                                 Copy To:

                        Matthew G. Maloney, Esquire
                    Dickstein, Shapiro & Morin, L.L.P.
                            2101 L Street, N.W.
                          Washington, D.C.  20037



                           CROSS REFERENCE SHEET

Pursuant to Item 1(a) of Form N-14 Showing Location in Prospectus of Information Required by
Form N-14

Item of Part A of Form N-14 and Caption Caption or Location in Prospectus

1. Beginning of Registration Statement
   and Outside Front Cover Page of
   Prospectus ................     Cross Reference Sheet; Cover Page

2. Beginning and Outside
   Back Cover Page of Prospectus        Table of Contents
3. Fee Table, Synopsis Information
   and Risk Factors ..........     Summary of Expenses; Summary; Risk
    ..........................     Factors

4. Information About the
   Transaction ...............     Information about the Reorganization

5. Information About the Registrant     Information about the Federated
                                   Fund and the State Bond Fund

6. Information About the Company
   Being Acquired ............     Information about the Federated Fund and
                                   the State Bond Fund

7. Voting Information ........     Voting Information

8. Interest of Certain Persons
   and Experts ...............     Not Applicable

9. Additional Information Required
   for Reoffering by Persons Deemed
   to be Underwriters                   Not Applicable

Item of Part B of Form N-14 and Caption Caption or Location in SAI

10.  Cover Page                         Cover Page

11.  Table of Contents                  Table of Contents

12.  Additional Information             The Statement of Additional
      About the Registrant              Information dated May 31,
                                   1996 is incorporated by reference
                                   to Post-Effective Amendment
                                   No. 61 to the Fund's Registration
                         Statement on Form N-1A (File Nos.
               2-29786 and 811-1704) filed with
     the Commission on or about May 9,                                1996.

13.  Additional Information About       The Statement of Additional
      the Company Being Acquired        Information dated May 1, 1996 is
                                   incorporated by reference to
                                   Post-Effective Amendment No. 50
                                   to the Corporation's Registration
                         Statement on Form N-1A (File Nos.
               2-22365 and 811-1256) filed with
     the Commission on or about March 1,
     1996.



14.  Financial Statements               The audited Financial Statements of
                                   Federated American Leaders Fund,
                         Inc. dated March 31, 1996 are
               incorporated by reference to
     Federated American Leaders Fund,
     Inc.'s Annual Report to
     Shareholders dated March 31, 1996;
     the audited Financial Statements of
     State Bond Diversified Fund dated
                                   December 31, 1995 are incorporated
                                   by reference to State Bond
                         Diversified Fund's Annual Report to
                    Shareholders dated December 31,
          1995; The unaudited Financial
                                   Statements of State Bond
                         Diversified Fund dated
                                   June 30, 1996 are incorporated
                                   by reference to State Bond
                         Diversified Fund's Semi-Annual
               Report to Shareholders dated
     June 30, 1996.

Incorporate by reference pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Registrant's Definitive Registration Statement filed on Form N-14 on October 31, 1996, in their entirety (File No. 333-13163 and 811-1704).


                        PART C - OTHER INFORMATION

Item 15.  Indemnification (6)
Item 16.  Exhibits
1.1 Conformed Copy of Articles of Incorporation of the Registrant, as restated(1)

1.2  Conformed Copy of the Registrant's Articles Supplementary(1)

2.1  Bylaws of the Registrant, as amended(1)

3    Not Applicable

4    Agreement and Plan of Reorganization dated September 23, 1996, between
State Bond Investment Funds, Inc., a Maryland corporation, on behalf of its portfolio, State Bond Diversified Fund, and Federated American Leaders Fund, Inc., a Maryland corporation (7)

5    Copy of Specimen Certificate for Shares of Beneficial Interest of the
Registrant(2)
6.1  Conformed Copy of Investment Advisory Contract of the Registrant(1)

7.1  Conformed Copy of Distributor's Contract of the Registrant(3)

7.2  Conformed Copy of Exhibit D to the Distributor's Contract of the
Registrant(1)

7.3 The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269)

8    Not Applicable

9    Conformed Copy of Custodian Agreement of the Registrant(1)

10.1 Conformed Copy of Distribution Plan of the Registrant(4)

10.2 Conformed Copy of Exhibit A to the Distribution Plan of the
Registrant(1)

10.3 Conformed Copy of Exhibit B to the Distribution Plan of the
Registrant(1)

10.4 The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141)

10.5 The responses described in Item 16 (7.3) are hereby incorporated by reference
11   Opinion of S. Elliott Cohan, Deputy General Counsel, Federated
Investors regarding legality of shares being issued (6)

12   Opinion of Dickstein Shapiro Morin & Oshinsky LLP regarding tax consequences of Reorganization *

13.1 Conformed Copy of Agreement for Fund Accounting Services, Administrative Services, Shareholder Recordkeeping Services and Custody Services Procurement(5)
13.2 The responses described in Item 16 (7.3) and Item 16 (10.4) are hereby incorporated by reference
13.3 The Registrant hereby incorporates the conformed copy of the Shareholder Services Subcontract between National Pensions Alliance, Ltd. and Federated Shareholder Services from Item 24(b)(9)(ii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375)
13.4 The Registrant hereby incorporates the conformed copy of the Shareholder Services Subcontract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375)
14.1 Conformed Copy of Consent of Independent Public Accountants of Federated American Leaders Fund, Inc., Arthur Andersen LLP*

14.2 Conformed Copy of Consent of Independent Auditors of State Bond Diversified Fund, Ernst & Young LLP*

14.3 Conformed Copy of Consent of Independent Auditors of State Bond Diversified Fund, Deloitte & Touche LLP*

15   Not Applicable

16   Conformed Copy of Power of Attorney(6)


17.1 Declaration under Rule 24f-2(6)

17.2 Form of Proxy of State Bond Diversified Fund(7)


*    Filed electronically.

(1) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 60 on Form N-1A filed on May 25, 1995. (File Nos. 2-29786 and 811-1704)

(2) Response is incorporated by reference to Registrant's Initial Registration Statement on Form S-5 filed August 5, 1968. (File Nos. 2-29786 and 811-1704)

(3) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 59 on Form N-1A filed May 26, 1994. (File Nos. 2-29786 and 811-1704)

(4) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 59 on Form N-1A filed on May 26, 1994. (File Nos. 2-29786 and 811-1704)

(5) Response is incorporated by reference to Registrant's Post-Effective Amendment No. 61 on Form N-1A filed May 29, 1996. (File Nos. 2-29786 and 811-1704)

(6) Response is incorporated by reference to Registrant's Initial Registration Statement on form N-14 filed October 1, 1996. (File No. 811-
1704)

(7) Response is incorporated by reference to Registrant's Definitive Registration Statement on form N-14 filed October 31, 1996. (File Nos. 333-13163 and 811-1704)



Item 17.  Undertakings
        (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
        (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                SIGNATURES
        Pursuant to the requirements of the Securities Act of 1933, the Registrant, Federated American Leaders Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh, Commonwealth of Pennsylvania on December 20, 1996.

                           FEDERATED AMERICAN LEADERS FUND, INC.

                           (Registrant)

                           By:               *
                                John F. Donahue
                                President


                                SIGNATURES
        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on December 20, 1996:

               *               President and Director
                               John F. Donahue
                               (Chief Executive Officer)


               *               Executive Vice President and Director
                               J. Christopher Donahue


               *               Treasurer
                               John W. McGonigle
                               (Principal Financial and
                               Accounting Officer)

               *               Director
                               Thomas G. Bigley




              *                Director
                               John T. Conroy, Jr.


              *                Director
                               William J. Copeland


               *               Director
                               James E. Dowd


               *               Director
                               Lawrence D. Ellis, M.D.


               *               Director
                               Edward L. Flaherty, Jr.


               *               Director
                               Peter E. Madden


               *               Director
                               Gregor F. Meyer
               *               Director
                               John E. Murray, Jr., J.D., S.J.D.


             *                 Director
                               Wesley W. Posvar


             *                 Director
                               Marjorie P. Smuts

1* By: /s/ S. Elliott Cohan
      Attorney in Fact